SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Summary of Operating Segments
The segment reporting as of the indicated dates is detailed below:

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	09.30.24
ASSETS
Cash and Due from Banks	6,605,247,649	52,055,839	2,523,612	227,067,456	(139,010,203)	6,747,884,353
Debt Securities at Fair Value through Profit or Loss	867,390,117	92,170,172	67,964,063	71,626,912	(3,261,586)	1,095,889,678
Derivative Financial Instruments	6,523,967	—	—	—	—	6,523,967
Repurchase Transactions	20,477,074	—	—	—	(20,477,074)	—
Other Financial Assets	393,365,755	152,858,915	17,106,981	62,749,942	(7,369,366)	618,712,227
Loans and Other Financing	6,198,773,262	2,679,260,251	—	6,037,312	(156,373,849)	8,727,696,976
Other Debt Securities	2,926,217,595	306,833,465	31,368,552	—	(283,293)	3,264,136,319
Financial Assets Pledged as Collateral	1,122,194,752	85,512,486	—	5,974,589	—	1,213,681,827
Current Income Tax Assets	—	—	5,814,307	—	—	5,814,307
Investments in Equity Instruments	15,770,745	—	324,267	6,823,394	—	22,918,406
Investments in Subsidiaries, Associates and Joint Ventures	2,704,791	—	—	—	—	2,704,791
Property, Plant and Equipment	663,480,258	64,862,976	5,882,487	2,512,585	—	736,738,306
Intangible Assets	208,011,493	15,813,860	17,813,202	3,409,503	—	245,048,058
Deferred Income Tax Assets	—	34,281,906	47,999,512	9,631,805	—	91,913,223
Assets from Insurance Contracts	—	—	18,941,639	—	—	18,941,639
Reinsurance Contract Assets	—	—	49,138,564	—	—	49,138,564
Other Non-financial Assets	77,238,158	22,565,346	5,543,419	22,288,218	—	127,635,141
Non-current Assets Held for Sale	19,114	—	—	—	—	19,114
Total Assets	19,107,414,730	3,506,215,216	270,420,605	418,121,716	(326,775,371)	22,975,396,896

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	09.30.24
LIABILITIES
Deposits	13,193,043,991	656,026,577	—	—	(145,855,263)	13,703,215,305
Liabilities at Fair Value through Profit or Loss	1,075,018	—	—	4,282,905	—	5,357,923
Derivative Financial Instruments	29,212,121	—	—	—	—	29,212,121
Repurchase Transactions	43,568,267	20,477,074	—	—	(20,477,074)	43,568,267
Other Financial Liabilities	1,456,027,280	1,551,255,120	—	227,523,555	(15,733,437)	3,219,072,518
Financing from the Argentine Central Bank and Other Financial Institutions	51,935,637	355,554,912	—	—	(140,622,167)	266,868,382
Issued Debt Securities	99,939,615	97,899,435	—	—	(3,544,880)	194,294,170
Current Income Tax Liabilities	18,323,231	9,140,950	3,411,449	18,780,917	—	49,656,547
Subordinated Debt Securities	245,154,965	—	—	—	—	245,154,965
Provisions	77,802,736	3,347,056	855,458	53,295	—	82,058,545
Deferred Income Tax Liabilities	36,126,962	—	13,273,556	7,556,408	—	56,956,926
Liabilities from Insurance Contracts	—	—	179,448,272	—	(29,939)	179,418,333
Reinsurance Contracts Liabilities	—	—	918,578	—	—	918,578
Other Non-Financial Liabilities	295,792,403	107,779,877	36,714,427	20,592,761	(512,611)	460,366,857
Total Liabilities	15,548,002,226	2,801,481,001	234,621,740	278,789,841	(326,775,371)	18,536,119,437

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	12.31.23
ASSETS
Cash and Due from Banks	3,877,395,117	39,307,493	9,083,062	163,909,498	(66,371,755)	4,023,323,415
Debt Securities at Fair Value through Profit or Loss	932,449,238	127,730,276	139,133,833	36,351,629	(28,608,649)	1,207,056,327
Derivative Financial Instruments	71,096,852	13,062,447	—	3,074	(13,023,883)	71,138,490
Repurchase Transactions	2,189,005,437	212,925,524	—	—	(43,100,856)	2,358,830,105
Other Financial Assets	247,886,152	13,159,734	31,214,180	87,135,779	(19,900,923)	359,494,922
Loans and Other Financing	4,498,093,601	1,835,594,015	—	8,755,735	(132,798,676)	6,209,644,675
Other Debt Securities	3,611,947,185	238,827,451	32,348,278	—	—	3,883,122,914
Financial Assets Pledged as Collateral	778,682,816	64,271,009	—	26,983,244	—	869,937,069
Current Income Tax Assets	—	—	3,921,023	203,095	—	4,124,118
Investments in Equity Instruments	13,903,576	—	228,784	5,295,039	—	19,427,399
Investments in Subsidiaries, Associates and Joint Ventures	5,342,615	—	—	—	—	5,342,615
Property, Plant and Equipment	636,056,023	65,705,155	12,955,916	1,417,668	—	716,134,762
Intangible Assets	207,346,031	17,702,550	19,964,739	4,170,595	—	249,183,915
Deferred Income Tax Assets	263,304,647	59,222,491	56,648,006	3,331,766	—	382,506,910
Assets from Insurance Contracts	—	—	19,798,609	—	—	19,798,609
Reinsurance Contract Assets	—	—	57,684,449	—	—	57,684,449
Other Non-financial Assets	113,182,701	14,334,951	4,834,985	24,371,158	(16)	156,723,779
Non-current Assets Held for Sale	151,024	—	—	—	—	151,024
Total Assets	17,445,843,015	2,701,843,096	387,815,864	361,928,280	(303,804,758)	20,593,625,497

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	12.31.23
LIABILITIES
Deposits	11,177,609,307	414,436,075	—	12,433	(86,261,272)	11,505,796,543
Liabilities at Fair Value through Profit or Loss	99,752,488	—	—	—	—	99,752,488
Derivative Financial Instruments	37,694,864	—	—	—	(13,023,883)	24,670,981
Repurchase Transactions	47,061,623	43,100,856	—	—	(43,100,856)	47,061,623
Other Financial Liabilities	1,342,736,495	1,076,171,379	—	163,198,184	(15,316,876)	2,566,789,182
Financing from the Argentine Central Bank and Other Financial Institutions	87,722,297	305,681,236	—	1,104,148	(116,066,549)	278,441,132
Issued Debt Securities	31,319,030	179,803,454	—	—	(24,225,683)	186,896,801
Current Income Tax Liabilities	475,941,400	20,049,601	18,020,090	35,096,492	—	549,107,583
Subordinated Debt Securities	418,859,372	—	—	—	(4,382,966)	414,476,406
Provisions	34,880,377	4,373,927	1,640,554	203,349	—	41,098,207
Deferred Income Tax Liabilities	—	—	26,109,433	8,875,617	—	34,985,050
Liabilities from Insurance Contracts	—	—	213,080,437	—	(8,309)	213,072,128
Reinsurance Contracts Liabilities	—	—	4,361,482	—	—	4,361,482
Other Non-Financial Liabilities	380,239,256	102,247,570	56,251,658	23,416,320	(1,418,364)	560,736,440
Total Liabilities	14,133,816,509	2,145,864,098	319,463,654	231,906,543	(303,804,758)	16,527,246,046

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	09.30.24
Net Income from Interest	3,250,541,796	720,802,362	35,012,361	(2,202,884)	15,389,531	4,019,543,166
Net Fee Income	405,600,403	304,602,472	—	4,584,493	(16,831,461)	697,955,907
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	382,712,042	53,528,589	6,925,811	91,732,749	(469,623)	534,429,568
Income from Derecognition of Assets Measured at Amortized Cost	146,815,190	20,866,476	—	—	—	167,681,666
Exchange Rate Differences on Foreign Currency	110,249,683	6,080,516	9,150,804	3,641,760	—	129,122,763
Other Operating Income	133,263,672	70,361,419	13,972,591	109,520,647	(11,086,754)	316,031,575
Insurance Business Result	—	—	36,475,367	—	20,899,680	57,375,047
Impairment Charge	(276,219,938)	(182,394,347)	(103,258)	—	—	(458,717,543)
Personnel Expenses	(354,709,137)	(114,923,940)	(24,067,358)	(18,687,160)	—	(512,387,595)
Administrative Expenses	(338,074,573)	(134,325,484)	(21,160,292)	(15,401,651)	343,578	(508,618,422)
Depreciation of Assets	(89,649,302)	(19,253,741)	(3,988,969)	(1,277,323)	—	(114,169,335)
Other Operating Expenses	(599,734,795)	(173,857,405)	(78,495,145)	(31,921,622)	10,127	(883,998,840)
Loss on Net Monetary Position	(1,603,504,674)	(293,721,238)	(7,528,724)	(71,753,152)	—	(1,976,507,788)
Operating Income	1,167,290,367	257,765,679	(33,806,812)	68,235,857	8,255,078	1,467,740,169
Share of Profit from Associates and Joint Ventures	(3,591,610)	—	—	—	—	(3,591,610)
Income before Taxes on Continuing Operations	1,163,698,757	257,765,679	(33,806,812)	68,235,857	8,255,078	1,464,148,559
Income Tax on Continuing Operations	(427,924,780)	(68,384,867)	16,292,117	(27,969,446)	—	(507,986,976)
Net Income from Continuing Operations	735,773,977	189,380,812	(17,514,695)	40,266,411	8,255,078	956,161,583
Net Income	735,773,977	189,380,812	(17,514,695)	40,266,411	8,255,078	956,161,583
Other Comprehensive Income (Loss)	17,505,543	(740,661)	(112,690)	533,091	—	17,185,283
Net Income Attributable to Parent Company's Owners	753,279,520	188,640,151	(17,518,870)	40,799,502	8,255,078	973,455,381
Net Income Attributable to Non-controlling Interests	—	—	(108,515)	—	—	(108,515)

Items	Bank	Naranja X	Insurance	Other Businesses	Adjustments	09.30.23
Net Income from Interest	1,911,519,794	380,754,566	26,019,256	24,789	(12,146,622)	2,306,171,783
Net Fee Income	437,269,163	277,972,910	—	3,965,870	(14,296,825)	704,911,118
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	386,655,904	57,066,788	(3,947,844)	84,605,947	13,520,465	537,901,260
Income from Derecognition of Assets Measured at Amortized Cost	72,682,961	(321,219)	—	14,217	—	72,375,959
Exchange Rate Differences on Gold and Foreign Currency	379,128,395	(1,429,767)	252,698	16,671,032	—	394,622,358
Other Operating Income	420,302,213	59,858,403	12,411,828	84,102,423	(6,361,403)	570,313,464
Insurance Business Result	—	—	38,485,817		18,388,284	56,874,101
Impairment Charge	(177,090,582)	(83,711,450)	18,633	—	—	(260,783,399)
Personnel Expenses	(326,466,613)	(109,849,829)	(15,174,660)	(12,682,454)	—	(464,173,556)
Administrative Expenses	(295,952,033)	(112,172,850)	(8,421,570)	(11,111,196)	859,814	(426,797,835)
Depreciation and Impairment of Assets	(104,419,016)	(17,866,162)	(2,254,503)	(1,129,173)	—	(125,668,854)
Other Operating Expenses	(588,952,456)	(151,109,985)	(5,760,047)	(19,048,056)	51,668	(764,818,876)
Loss on Net Monetary Position	(1,508,692,103)	(288,918,734)	(19,551,544)	(62,087,532)	—	(1,879,249,913)
Operating Income	605,985,627	10,272,671	22,078,064	83,325,867	15,381	721,677,610
Share of Profit from Associates and Joint Ventures	(3,072,099)	—	—	—	—	(3,072,099)
Income before Taxes on Continuing Operations	602,913,528	10,272,671	22,078,064	83,325,867	15,381	718,605,511
Income Tax on Continuing Operations	(156,643,373)	(13,588,470)	(11,360,635)	(37,673,481)	—	(219,265,959)
Net Income from Continuing Operations	446,270,155	(3,315,799)	10,717,429	45,652,386	15,381	499,339,552
Net Income	446,270,155	(3,315,799)	10,717,429	45,652,386	15,381	499,339,552
Other Comprehensive Income (Loss)	—	107,539	72,149	802,262	—	981,950
Net Income Attributable to Parent Company's Owners	446,270,155	(3,208,260)	10,789,445	46,454,648	15,381	500,321,369
Net Income Attributable to Non-controlling Interests	—	—	133	—	—	133